Commitments and Contingencies (Details) - USD ($)								1 Months Ended					3 Months Ended				9 Months Ended		12 Months Ended
	May 12, 2025	Apr. 01, 2025	Mar. 31, 2025	Mar. 06, 2025	Nov. 30, 2024	Nov. 13, 2024	Mar. 01, 2024	Jun. 30, 2025	Apr. 30, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 05, 2025
Commitments and Contingencies [Line Items]
Compensation for services								$ 50,000						$ 506,819	$ 164,647				$ 125
BHHI common stock, value																			$ (351,405)
Other income													$ 30,800			$ 0	$ 73,450	$ 0
Shares issued (in Shares)													10,972,588				10,972,588		7,033,330	5,744,929
Fair market value per share (in Dollars per share)					$ 4	$ 4
Grant for the total cost					$ 5,000,000	$ 5,000,000
Price per share (in Dollars per share)	$ 4
Other Intangible Assets, Net																			$ 125
Share price (in Dollars per share)																			$ 125
Advertising and marketing expense													$ 182,216			160,270	$ 475,972	160,478	$ 172,989	$ 311,364
Outstanding amount													1,609,053				1,609,053		9,757,813	$ 6,797,652
Non-current prepaid expense in other assets																			125
Software expense													0
Non-current prepaid expense																			125
Consideration transaction	$ 225,000
Fair value measurement amount	2,942,136		$ 44,392												44,392
Capitalized implementation costs	76,671
Equity Classified Awards [Member]
Commitments and Contingencies [Line Items]
Unrecognized compensation cost													$ 4,500,000				4,500,000
Increase to stockholders' deficit																	471,466
Weighted average period													6 years 3 months
Share Based Liability [Member]
Commitments and Contingencies [Line Items]
Increase to the stock-based compensation liability		$ 72,277	$ 44,392
Software Development [Member]
Commitments and Contingencies [Line Items]
Stock consideration - expensed	$ 39,998	30,946
Fair value measurement amount		$ 41,331
Maintenance Services with Artemis [Member] | Equity Classified Awards [Member]
Commitments and Contingencies [Line Items]
Software expense													$ 0				159,091
Non-current prepaid expense																			62
Increase to stockholders' deficit													0				159,029
Increase to capitalized implementation costs													0				312,500
Development Services Rendered [Member] | Equity Classified Awards [Member]
Commitments and Contingencies [Line Items]
Non-current prepaid expense																			63
Increase to stockholders' deficit																	312,437
Common Stock [Member]
Commitments and Contingencies [Line Items]
Compensation for services														$ 5					$ 125
BHHI common stock, value
Additional shares issued (in Shares)	234,375														56
Shares issued (in Shares)					937,500	937,500													6,296,434	5,744,929
Shares granted (in Shares)														50,000					1,250,000
Outstanding amount													$ 116,669				116,669
Marketing Agreement [Member]
Commitments and Contingencies [Line Items]
Compensation for services											$ 100,000						$ 100,000		$ 100,000
Market capital											50,000,000
Additional shares issued (in Shares)							50,000										50,000
Share price (in Dollars per share)													$ 9				$ 9
Advertising and marketing expense													$ 33,333				$ 100,000
Outstanding amount													61,000				61,000		61,000
Broncos Sponsorship Agreement [Member]
Commitments and Contingencies [Line Items]
Marketing expenses																				$ 305,000
Other income																244,000		244,000	244,000
Technology Purchase Agreements [Member]
Commitments and Contingencies [Line Items]
Non-current prepaid expense																			63
Technology Purchase Agreements [Member] | Common Stock [Member]
Commitments and Contingencies [Line Items]
Shares issued (in Shares)					312,500	312,500
SAAS Agreement [Member]
Commitments and Contingencies [Line Items]
Price per share (in Dollars per share)	$ 4
Consideration transaction	$ 25,000
EVEMeta [Member]
Commitments and Contingencies [Line Items]
Stock consideration - expensed					$ 1,250,000	$ 1,250,000
EVEMeta [Member] | Common Stock [Member]
Commitments and Contingencies [Line Items]
Shares issued (in Shares)					312,500	312,500
EVEMeta [Member] | Technology Purchase Agreements [Member]
Commitments and Contingencies [Line Items]
Shares granted (in Shares)					1,250,000	1,250,000
Artemis [Member]
Commitments and Contingencies [Line Items]
Stock consideration - expensed					$ 3,750,000	$ 3,750,000
First Tranche [Member] | Marketing Agreement [Member]
Commitments and Contingencies [Line Items]
Compensation for services																	50,000		$ 50,000
Second Tranche [Member]
Commitments and Contingencies [Line Items]
Compensation for services									$ 50,000
Second Tranche [Member] | Forecast [Member]
Commitments and Contingencies [Line Items]
Compensation for services									$ 50,000
Liability-Classified Awards [Member]
Commitments and Contingencies [Line Items]
Stock consideration - expensed	$ 116,669																39,998
Maximum [Member] | Aforementioned [Member] | Equity Classified Awards [Member]
Commitments and Contingencies [Line Items]
Increase to stockholders' deficit																	312,437
Maximum [Member] | Broncos Sponsorship Agreement [Member]
Commitments and Contingencies [Line Items]
Reduction from payment of agreement										$ 305,000		$ 305,000
Minimum [Member] | Aforementioned [Member] | Equity Classified Awards [Member]
Commitments and Contingencies [Line Items]
Increase to stockholders' deficit																	159,029
Minimum [Member] | Broncos Sponsorship Agreement [Member]
Commitments and Contingencies [Line Items]
Reduction from payment of agreement										$ 61,000		$ 61,000
IPO [Member]
Commitments and Contingencies [Line Items]
BHHI common stock, value																	1,234
Shares issued (in Shares)									29,305
Price per share (in Dollars per share)					$ 4	$ 4													$ 4
After the completion days				10 days
Share price (in Dollars per share)																			$ 4		$ 4
IPO [Member] | Common Stock [Member]
Commitments and Contingencies [Line Items]
BHHI common stock, value																	101,867
IPO [Member] | Marketing Agreement [Member]
Commitments and Contingencies [Line Items]
Compensation for services													$ 66,666
BHHI common stock, value											$ 200,000						$ 200,000
Additional shares issued (in Shares)											50,000